Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Schedule of Transaction with Directors	This agreement has a five year initial term and automatically extends for additional one year terms unless otherwise unilaterally terminated.
	Three Months Ended March 31,
Transactions with Directors	2024	2023
	(in thousands)
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$-	$210
Total	$-	$210
This agreement has a five year initial term and automatically extends for additional one year terms unless otherwise unilaterally terminated.
	Year Ended December 31,
Transactions with Directors	2023	2022
	(in thousands)
Loan from Vestco, a related party to Board member and CEO Vincent Browne	$210	$-
Final payment made to Vestco on November 16, 2023	(210)	-
Total	$-	$-

Schedule of Director's Renumeration
	Three Months Ended March 31,
Director’s remuneration	2024	2023
	(in thousands)
Remuneration in respect of services as directors	$362	$74
Remuneration in respect to long term incentive schemes	-	-
Total	$362	$74

	Year Ended December 31,
Director’s remuneration	2023	2022
	(in thousands)
Remuneration in respect of services as directors	$606	$315
Remuneration in respect to long term incentive schemes	-	-
Total	$606	$315